SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Project Assets
	At December 31,
	2013	2014
	$	$

Project assets – Module cost	2,816,687	2,227,804
Project assets – Development	7,338,088	5,994,123

Total	10,154,775	8,221,927

Schedule of Property, Plant, and Equipment Estimated Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Schedule of Purchase and Selling Transactions
	Years ended December 31,
	2012	2013	2014
	$	$	$
Sell:
Solar wafer	7,459,649	155,869	1,586,980
Solar cell	-	-	1,976,141
Solar module	1,148,789	1,790,579	14,297,671
Purchase:
Raw material	-	2,704,839	3,292,306
Solar cell	26,887,923	382,716	11,971,938

Schedule of Warranty Costs
	Years ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	14,763,321	17,163,711	20,129,274
Addition	2,760,248	3,366,686	2,785,113
Claimed	(359,858)	(401,123)	(496,552)

Ending balance	17,163,711	20,129,274	22,417,835

Reconciliation of Allowance for Doubtful Accounts
	Years ended December 31,
	2012	2013	2014
	$	$	$

Opening balance	(15,869,894)	(63,006,093)	(64,940,205)
Addition	(47,400,809)	(10,337,119)	-
Reversal	-	9,836,790	4,799,411
Write-off	361,049	-	-
Effect of exchange rate change in foreign currency	(96,439)	(1,433,783)	1,091,047

Ending balance	(63,006,093)	(64,940,205)	(59,049,747)

Accounts Receivable from Customers Accounting for 10% Percent or More
Name of Customer	At December 31,
	2013	2014

Company A	22%	21%
Company B	11%	*
*	Less than 10%

Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share
	Years ended December 31,
	2012	2013	2014
	$	$	$

Outstanding options and restricted shares	344,190	297,120	202,310
Assumed conversion of convertible senior notes	4,811,408	-	-

Total	5,155,598	297,120	202,310

Schedule of Computation of Basic and Diluted Income Per Share
	Years ended December 31,
	2012	2013	2014

Net loss attributable to ordinary shareholders- for the calculation of basic loss per share	$(133,580,664)	$(50,609,081)	$(56,096,366)

Net loss attributable to ordinary shareholders- for the calculation of diluted loss per share	$(133,580,664)	$(50,609,081)	$(56,096,366)

Weighted–average ordinary shares outstanding- for the calculation of basic loss per share	240,701,253	255,102,003	267,287,253

Weighted–average ordinary shares outstanding- for the calculation of diluted loss per share	240,701,253	255,102,003	267,287,253

Net loss per share:
Basic	$(0.55)	$(0.20)	$(0.21)

Diluted	$(0.55)	$(0.20)	$(0.21)